Income taxes - Deferred income taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss and tax credit carryforwards	€ 1,339	€ 1,329
Accrued expenses and other current liabilities	0	42
Operating lease liability	14,705	14,135
Other long-term liabilities	33	35
Deferred tax assets (gross)	16,077	15,541
Less valuation allowance	(1,339)	(1,329)
Subtotal	14,738	14,212
Offsetting	(14,738)	(14,212)
Deferred tax assets	0	0
Deferred tax liabilities:
Cash and cash equivalents	0	51
Prepaid expense and other current assets	437	163
Intangible assets, net	23,332	27,771
Property and equipment	2,108	2,129
Operating lease right-of-use assets	15,185	14,060
Accrued expenses and other current liabilities	160	0
Other long-term liabilities	18	0
Other	47	88
Subtotal	41,287	44,262
Offsetting	(14,738)	(14,212)
Deferred tax liabilities	€ 26,549	€ 30,050